Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Document Created Date	dei_DocumentCreationDate	Apr. 17, 2024